Convertible Senior Notes - Interest Expense (Details) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Contractual interest expense	$ 643
Amortization of debt discount	1,461
Amortization of debt issuance costs	44
Total interest expense	$ 2,148
Convertible Debt | 2027 Notes
Debt Instrument [Line Items]
Effective percentage	9.50%
Unamortized discount	$ 110,600
Remaining discount amortization period	6 years 10 months 24 days
Debt issuance costs, net	$ 5,600